Provisions, contingent liabilities and other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Provisions and contingent liabilities
Schedule of detailed information about provisions

(a)This caption is made up as follows:

	As of	Changes			As of
	January 1,	(additions and	Accretion		December 31,
	2019	deductions)	expense	Disbursements	2019
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Closure of mining units and exploration projects (b)	225,877	32,654	10,656	(16,882)	252,305
Bonus to employees and officers	18,620	15,855	—	(15,249)	19,226
Environmental liabilities	3,768	3,944	—	(1,407)	6,305
Safety contingencies	4,877	1,270	—	(942)	5,205
Labor contingencies	4,042	(258)	—	(7)	3,777
Obligations with communities	5,878	1,306	—	(3,675)	3,509
Board of Directors’ participation	2,108	1,736	—	(2,250)	1,594
Environmental contingencies	234	1,343	—	(77)	1,500
Workers’ profit sharing payable	1,772	(7)	—	(1,696)	69
Other provisions	758	259	—	—	1,017

	267,934	58,102	10,656	(42,185)	294,507

Classification by maturity:
Current portion	68,172				72,771
Non-current portion	199,762				221,736

	267,934				294,507

Closure Of Mining Units And Exploration Projects [Member]
Provisions and contingent liabilities
Schedule of detailed information about provisions

(b)Provision for closure of mining units and exploration projects -

The table below presents the movement of the provision for closure of mining units and exploration projects:

	2019	2018
	US$(000)	US$(000)

Beginning balance	225,877	200,183

Changes (additions and deductions) in estimates
Continuing mining units, note 11(a)	26,722	42,874
Discontinued mining units, note 1(e)	1,912	6,013
Exploration projects, note 26(a)	4,020	(2,433)

Accretion expense
Continuing mining units, note 27(a)	10,266	4,911
Discontinued mining units, note 1(e)	266	88
Exploration projects, note 26(a)	124	71

Disbursements	(16,882)	(25,830)

Final balance	252,305	225,877

Classification by maturity:
Current portion	35,280	30,524
Non-current portion	217,025	195,353

	252,305	225,877

Minera Yanacocha SRL and subsidiary [Member]
Provisions and contingent liabilities
Schedule of detailed information about provisions

(a)This caption is made up as follows:

	2019	2018
	US$(000)	US$(000)

Provisions
Provision for closure of mining units and exploration projects (b)	1,608,380	1,294,464
Provision of social responsibility (c)	18,326	18,010
Other provisions	2,484	2,785
	1,629,190	1,315,259
Other accruals and liabilities
Interests payable, see note 24	16,840	—
Workers’ profit sharing payable (e)	12,793	3,920
Accrual of operating costs (d)	11,238	11,442
Accrual of capital expenditure	8,139	3,682
Right of use liability	596	—
	49,606	19,044
Total provisions, other accruals and liabilities	1,678,796	1,334,303
Classification by maturity:
Current portion	90,940	41,154
Non-current portion	1,587,856	1,293,149
	1,678,796	1,334,303

Schedule of detailed information about provision for social responsibility

The movement of the provision for social responsibility for 2019, 2018 and 2017 is broken down as follows:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Opening balance	18,010	21,689	24,335
Additional provisions	888	—	—
Payments	(572)	(3,679)	(2,646)
Ending balance	18,326	18,010	21,689

Classification by maturity
Current portion	761	8,351	—
Non-current portion	17,565	9,659	21,689

	18,326	18,010	21,689

Minera Yanacocha SRL and subsidiary [Member] | Closure Of Mining Units And Exploration Projects [Member]
Provisions and contingent liabilities
Schedule of detailed information about provision for closure of mining units and exploration projects

The movement of the provision for closure of mining units for 2019, 2018 and 2017 is broken down as follows:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Opening balance	1,294,464	1,234,731	1,012,888
Additional provisions	301,096	43,560	221,450
Payments	(23,889)	(19,842)	(21,376)
Unwinding of discount, note 20	36,709	36,015	21,769
Ending balance	1,608,380	1,294,464	1,234,731

Classification by maturity
Current portion	39,156	19,325	19,455
Non-current portion	1,569,224	1,275,139	1,215,276

	1,608,380	1,294,464	1,234,731

Sociedad Minera Cerro Verde S.A.A. [Member]
Provisions and contingent liabilities
Schedule of detailed information about provisions

	December 31,	December 31,
	2019	2018
	US$(000)	US$(000)

Current:
Services and freight not invoiced (a)	27,945	11,823
Provision for social commitments (b)	7,677	1,815
Provision for remediation and mine closure (c)	241	—
Provision for legal contingencies	—	1,719
Total current	35,863	15,357

Non–current:
Provision for remediation and mine closure (c)	195,659	131,888
Royalties and mining tax (d)	62,797	191,299
Provision for legal contingencies (e)	4,800	—
Provision for social commitments (b)	3,046	8,111
Other long-term liabilities (e)	12,117	11,033

Total non-current	278,419	342,331

(a)   As of December 31, 2019, primarily represents the provision for services and freights not invoiced (US$20.9 million) and penalties related to land rights with INGEMMET (Instituto Geológico Minero y Metalúrgico), (US$7.0 million).

(b)   The provision for social commitments as of December 31, 2019, is associated with repaving Alata-Congata Road (US$6.3 million) and an irrigation project in La Joya (US$4.4 million).

(c)   The Company’s mineral exploitation activities are subject to environmental protection standards. In order to comply with these standards, the Company has obtained the approval for the Environment Adequacy Program (PAMA) and for the Environmental Impact Studies (EIA), required for the operation of Cerro Verde’s production unit.

On October 14, 2003, Law N° 28090 was enacted, which regulates the commitments and procedures that entities involved in mining activities must follow in order to prepare, file and implement a mine site closing plan, as well as the respective environmental guarantees that assure compliance with the plan in accordance with protection, conservation and restoration of the environment. On August 15, 2005, the regulations regarding this law were approved.

During 2006, in compliance with the mentioned law, the Company completed the closure plans for its mine site, and presented it to the Ministry of Energy and Mines.

The closure plans for its mine site was approved by Resolution No 302‑2009 MEM-AAM and its modifications were approved by Resolution No 207‑2012 MEM-AAM, Resolution No 186‑2014 MEM-DGAAM and its last modification, Resolution No 032‑2018 MEM-DGAAM. As of December 31, 2019, pursuant to legal requirements, the Company has issued a letter of credit to the Ministry of Energy and Mines totaling US$51.0 million to secure mine closure plans.

The provision for remediation and mine closure costs is based on studies prepared by independent consultants and based on current environmental regulations. This provision corresponds mainly to the activities to be performed in order to restore the areas affected by mining activities. The main tasks to be performed include ground removal, soil recovery, and dismantling of plant and equipment.

Schedule of detailed information about provision for closure of mining units and exploration projects

The table below presents the changes in the provision for remediation and mine closure:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Beginning balance	131,888	156,859	153,313
Accretion expense	4,048	4,322	4,595
Changes in estimates, Note 7	41,130	(32,017)	(3,710)
Additions, Note 7	18,834	2,724	2,661

Final balance	195,900	131,888	156,859